CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Contingent Liabilities - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
Contingent liabilities
Contingent liabilities	£ 2,570	£ 2,787
The Bank [member]
Contingent liabilities
Contingent liabilities	2,289	2,492
Acceptances and endorsements [member] | The Group [member]
Contingent liabilities
Contingent liabilities	17	32
Acceptances and endorsements [member] | The Bank [member]
Contingent liabilities
Contingent liabilities	16	31
Other items serving as direct credit subsitutes [member] | The Group [member]
Contingent liabilities
Contingent liabilities	279	485
Other items serving as direct credit subsitutes [member] | The Bank [member]
Contingent liabilities
Contingent liabilities	259	449
Performance bonds and other transaction-related contingencies [member] | The Group [member]
Contingent liabilities
Contingent liabilities	2,274	2,270
Performance bonds and other transaction-related contingencies [member] | The Bank [member]
Contingent liabilities
Contingent liabilities	2,014	2,012
Other contingent liabilities [member] | The Group [member]
Contingent liabilities
Contingent liabilities	2,553	2,755
Other contingent liabilities [member] | The Bank [member]
Contingent liabilities
Contingent liabilities	2,273	£ 2,461
Incurred on behalf of fellow Lloyds Banking Group undertakings [member] | The Bank [member]
Contingent liabilities
Contingent liabilities	£ 1